LEASES - Maturities of lease liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating leases- ASU842
2022	¥ 49,811
2023	40,753
2024	40,955
2025	40,837
2026	29,291
Thereafter	79,627
Total lease payments	281,274
Less: interest	(33,664)
Total	247,610
Less: current portion	(48,923)	$ (7,677)	¥ (53,702)
Non-current portion	¥ 198,687	$ 31,178	¥ 220,319